Fair Value Measurements (Details 5) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances	$ 232	$ 232
Change in fair value	56	60
Fair value - end of period	288	292
Other assets at Fair value	265	204
Tribute Warrant [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances	334	334
Change in fair value	(69)	(130)
Other assets at Fair value	$ 265